Quarterly Report
May 31, 2019
MFS®  Blended Research®
Global Equity Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace – 0.8%
Boeing Co.	117	$39,968
Airlines – 1.9%
Aena S.A.	204	$37,518
Air Canada (a)	1,769	52,222
		$89,740
Alcoholic Beverages – 0.9%
Molson Coors Brewing Co.	815	$44,809
Apparel Manufacturers – 2.0%
Burberry Group PLC	536	$11,506
LVMH Moet Hennessy Louis Vuitton SE	220	83,355
		$94,861
Automotive – 2.3%
Lear Corp.	288	$34,281
Magna International, Inc.	1,135	48,737
Toyota Motor Corp.	500	29,456
		$112,474
Biotechnology – 0.9%
Biogen, Inc. (a)	208	$45,612
Brokerage & Asset Managers – 1.3%
IG Group Holdings PLC	4,540	$31,408
TD Ameritrade Holding Corp.	607	30,198
		$61,606
Business Services – 2.4%
DXC Technology Co.	941	$44,735
Fidelity National Information Services, Inc.	385	46,315
First Data Corp. (a)	990	25,166
		$116,216
Cable TV – 1.7%
Comcast Corp., “A”	1,938	$79,458
Chemicals – 1.0%
CF Industries Holdings, Inc.	1,214	$48,851
Computer Software – 6.1%
Adobe Systems, Inc. (a)	309	$83,708
Check Point Software Technologies Ltd. (a)	397	43,781
Microsoft Corp.	1,354	167,463
		$294,952
Computer Software - Systems – 2.5%
Apple, Inc.	219	$38,341
Hitachi Ltd.	2,000	67,386
Hon Hai Precision Industry Co. Ltd., GDR	3,463	16,276
		$122,003

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.5%
Kimberly-Clark Corp.	482	$61,643
L'Oréal	45	12,085
		$73,728
Consumer Services – 1.4%
Booking Holdings, Inc. (a)	40	$66,249
Electrical Equipment – 1.3%
Schneider Electric S.A.	782	$61,680
Electronics – 3.2%
Applied Materials, Inc.	385	$14,896
Samsung Electronics Co. Ltd.	1,130	40,112
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,189	83,948
Texas Instruments, Inc.	127	13,247
		$152,203
Energy - Independent – 1.9%
CNOOC Ltd.	19,000	$30,889
Marathon Petroleum Corp.	518	23,823
Phillips 66	469	37,895
		$92,607
Energy - Integrated – 2.5%
BP PLC	9,265	$62,836
China Petroleum & Chemical Corp.	30,000	19,946
Galp Energia SGPS S.A., “B”	2,604	39,102
		$121,884
Engineering - Construction – 0.7%
GS Engineering & Construction Corp.	636	$21,411
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,426	13,884
		$35,295
Food & Beverages – 1.9%
Nestle S.A.	383	$38,039
Tyson Foods, Inc., “A”	698	52,971
		$91,010
Food & Drug Stores – 0.5%
Wesfarmers Ltd.	915	$23,456
Health Maintenance Organizations – 1.1%
Cigna Corp.	245	$36,265
Humana, Inc.	62	15,181
		$51,446
Insurance – 3.6%
MetLife, Inc.	1,438	$66,450
Prudential Financial, Inc.	410	37,876
Zurich Insurance Group AG	216	69,985
		$174,311
Internet – 4.2%
Alphabet, Inc., “A” (a)	101	$111,757
Alphabet, Inc., “C” (a)	26	28,694
Facebook, Inc., “A” (a)	336	59,630
		$200,081

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.5%
Brunswick Corp.	536	$22,233
Machinery & Tools – 4.3%
AGCO Corp.	520	$34,611
Allison Transmission Holdings, Inc.	527	21,813
Doosan Bobcat, Inc.	568	16,073
Eaton Corp. PLC	847	63,093
Ingersoll-Rand Co. PLC, “A”	190	22,485
Regal Beloit Corp.	636	46,237
		$204,312
Major Banks – 5.5%
Banco Bradesco S.A., ADR	4,143	$38,778
Bank of America Corp.	2,891	76,901
Bank of China Ltd.	49,000	20,269
BNP Paribas	736	33,546
China Construction Bank	32,000	25,250
National Australia Bank Ltd.	760	13,939
Sumitomo Mitsui Financial Group, Inc.	1,600	55,629
		$264,312
Medical & Health Technology & Services – 3.3%
HCA Healthcare, Inc.	540	$65,318
McKesson Corp.	391	47,757
Walgreens Boots Alliance, Inc.	966	47,663
		$160,738
Metals & Mining – 1.6%
POSCO	256	$50,842
Rio Tinto Ltd.	444	25,507
		$76,349
Natural Gas - Distribution – 0.5%
ENGIE S.A.	1,566	$21,835
Natural Gas - Pipeline – 1.3%
Enterprise Products Partners LP	2,185	$60,940
Network & Telecom – 1.0%
Cisco Systems, Inc.	877	$45,630
Other Banks & Diversified Financials – 4.8%
Citigroup, Inc.	1,255	$77,998
DBS Group Holdings Ltd.	1,600	28,292
Discover Financial Services	562	41,897
ORIX Corp.	3,900	54,919
Sberbank of Russia PJSC, ADR	2,078	29,795
		$232,901
Pharmaceuticals – 6.4%
Bayer AG	672	$39,653
Bristol-Myers Squibb Co.	414	18,783
Eli Lilly & Co.	220	25,507
Novo Nordisk A.S., “B”	1,240	58,445
Pfizer, Inc.	1,302	54,059
Roche Holding AG	300	78,726
Shionogi & Co. Ltd.	600	32,676
		$307,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.6%
Transcontinental, Inc., “A”	2,725	$28,810
Railroad & Shipping – 0.3%
Sankyu, Inc.	300	$15,135
Real Estate – 4.0%
CK Asset Holdings Ltd.	4,500	$32,471
Daiwa House Industry Co. Ltd.	1,200	35,866
Medical Properties Trust, Inc., REIT	1,255	22,314
STORE Capital Corp., REIT	2,182	74,668
Unibail-Rodamco-Westfield, REIT	173	26,159
		$191,478
Restaurants – 3.7%
Chipotle Mexican Grill, Inc., “A” (a)	17	$11,220
Greggs PLC	2,519	69,234
Starbucks Corp.	663	50,428
U.S. Foods Holding Corp. (a)	1,322	45,688
		$176,570
Specialty Chemicals – 0.9%
Methanex Corp.	1,043	$43,253
Specialty Stores – 2.6%
Amazon.com, Inc. (a)	27	$47,927
AutoZone, Inc. (a)	20	20,542
Best Buy Co., Inc.	212	13,286
Target Corp.	550	44,248
		$126,003
Telecommunications - Wireless – 1.7%
KDDI Corp.	2,200	$56,507
Vodafone Group PLC	15,647	25,533
		$82,040
Telephone Services – 0.5%
KT Corp., ADR	1,802	$21,696
Tobacco – 2.6%
Japan Tobacco, Inc.	2,800	$64,219
Philip Morris International, Inc.	781	60,239
		$124,458
Utilities - Electric Power – 3.0%
CLP Holdings Ltd.	3,000	$33,924
Exelon Corp.	1,567	75,341
SSE PLC	2,496	34,128
		$143,393
Total Common Stocks		$4,644,435
Preferred Stocks – 1.8%
Electronics – 0.2%
Samsung Electronics Co. Ltd.	418	$12,154
Major Banks – 1.3%
Itau Unibanco Holding S.A.	6,875	$61,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Telephone Services – 0.3%
Telecom Italia S.p.A.	27,956	$13,027
Total Preferred Stocks		$86,503
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 2.46% (v)	129,443	$129,443

Other Assets, Less Liabilities – (1.2)%		(57,909)
Net Assets – 100.0%		$4,802,472
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $129,443 and $4,730,938, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,594,308	$—	$—	$2,594,308
Japan	29,456	382,337	—	411,793
United Kingdom	100,642	159,510	—	260,152
France	38,244	200,416	—	238,660
Switzerland	—	186,750	—	186,750
Canada	173,022	—	—	173,022
South Korea	37,769	124,519	—	162,288
Taiwan	100,224	—	—	100,224
Brazil	100,101	—	—	100,101
Other Countries	159,533	344,107	—	503,640
Mutual Funds	129,443	—	—	129,443
Total	$3,462,742	$1,397,639	$—	$4,860,381
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$122,953	$1,110,237	$1,103,704	$(37)	$(6)	$129,443
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,992	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2019, are as follows:
United States	55.5%
Japan	8.6%
United Kingdom	5.4%
France	5.0%
Switzerland	3.9%
Canada	3.6%
South Korea	3.4%
Taiwan	2.1%
Brazil	2.1%
Other Countries	10.4%